Inventories, net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, net
Summary of inventories, net

	As of December 31,
	2023	2024
	US$	US$

Raw materials	30,620	18,665
Work in process	3,222	3,535
Finished goods	5,177	6,580
Low value consumables and spare parts	144	244
Inventories, gross	39,163	29,024
Less: inventory write-downs	(6,298)	(5,184)
Total inventories, net	32,865	23,840